Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Antero Acquisition [Member]	Dec. 31, 2012 EMAC Acquisition [Member]	Dec. 31, 2012 Devon Acquisition [Member]	Dec. 31, 2011 Frontier Gas [Member]	Jun. 30, 2011 Frontier Gas [Member]	Dec. 31, 2012 Tristate [Member]
Business Acquisition [Line Items]
Cash	$ 381,718	$ 95,000	$ 87,247	$ 344,562		$ 64,359
Deferred payment						8,000
Total purchase price	381,718	95,000	87,247		345,000	72,359
Cash						589
Accounts receivable				335		2,564
Prepaid expenses and other				750		364
Property, plant and equipment	90,562	45,938	41,555	144,505		55,568
Intangible assets	291,218	49,817	46,959	114,200		12,000
Goodwill				93,628		4,053
Other assets				178
Total assets	381,780	95,755	88,514	353,596		75,138
Current portion of capital leases				2,576
Accounts payable, accrued expenses and other				64		1,915
Long-term capital leases				6,011
Asset Retirement Obligations	62	755	540	383		864
Property tax liability			527
Environmental liability			200
Total liabilities	62	755	1,267	9,034		2,779
Total	$ 381,718	$ 95,000	$ 87,247	$ 344,562		$ 72,359